Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
Profit Sharing Plan [Abstract]
Profit Sharing Plan
(15) Profit Sharing Plan

The Company has a profit sharing plan that covers substantially all employees who meet certain age and service requirements.  It is the Company's policy to make contributions to the plan as approved annually by the board of directors.  The Company has not made any provisions for contributions to the plan for 2012, 2011 and 2010.